Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating segments
Operating Segment
2021	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	44,300,944	11,346,295	30,781,801	1,751,043	(31,100,744)	57,079,339
Cost of sales	(25,186,092)	(3,378,745)	(23,707,011)	(1,494,242)	24,203,502	(29,562,588)
Administrative and selling expenses	(3,612,032)	(539,591)	(6,215,202)	-	6,215,202	(4,151,623)
Other operating income	10,476,409	422,821	1,005,885	19,831	(1,005,885)	10,919,061
Other operating expenses	(818,208)	10,573	(232,725)	-	232,725	(807,635)
Impairment of property, plant and equipment and intangible assets	(7,765,017)	-	-	-	-	(7,765,017)
Operating income	17,396,004	7,861,353	1,632,748	276,632	(1,455,200)	25,711,537

Other (expenses) income (4)	(23,388,925)	(2,191,957)	(4,503,584)	(177,018)	3,902,084	(26,359,400)

Net (loss) income for the segment	(5,992,921)	5,669,396	(2,870,836)	99,614	2,446,884	(647,863)
Share in the net (loss) income for the segment	(5,992,921)	5,669,396	(482,086)	157,748	-	(647,863)

2020	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	44,876,174	10,873,096	43,469,160	2,662,597	(44,359,948)	57,521,079
Cost of sales	(21,434,437)	(2,845,346)	(35,563,091)	(2,157,186)	36,618,615	(25,381,445)
Administrative and selling expenses	(3,857,347)	(629,549)	(9,485,941)	-	9,485,941	(4,486,896)
Other operating income	20,621,029	659,470	1,204,404	1,274	(1,205,678)	21,280,499
Other operating expenses	(486,902)	(195,408)	(324,241)	(7,620)	324,241	(689,930)
Impairment of property, plant and equipment and intangible assets	(6,062,276)	-	-	-	-	(6,062,276)
Operating income	33,656,241	7,862,263	(699,709)	499,065	863,171	42,181,031

Other (expenses) income (4)	(24,585,341)	(7,027,608)	(157,337)	(76,348)	168,029	(31,678,605)

Net income (loss) for the segment	9,070,900	834,655	(857,046)	422,717	1,031,200	10,502,426
Share in the net income (loss) for the segment	9,070,896	834,655	263,893	332,982	-	10,502,426

2019	Electric Power Generation from conventional sources	Electric Power Generation from re newable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	66,001,178	6,258,860	61,698,922	3,439,989	(63,502,117)	73,896,832
Cost of sales	(36,244,484)	(1,496,052)	(45,900,297)	(2,241,224)	46,927,452	(38,954,605)
Administrative and selling expenses	(4,856,894)	(554,564)	(8,067,130)	-	8,067,130	(5,411,458)
Other operating income	37,496,269	173,699	2,357,159	44,550	(2,357,159)	37,714,518
Other operating expenses	(28,105)	(520,801)	(77,596)	(7,476)	77,598	(556,380)
Impairment of property, plant and equipment and intangible assets	(9,050,812)	-	-	-	-	(9,050,812)
Operating income	53,317,152	3,861,142	10,011,058	1,235,839	(10,787,096)	57,638,095

Other (expenses) income (4)	(36,374,574)	(5,664,228)	(3,984,424)	(332,738)	6,515,304	(39,840,606)

Net income for the segment	16,942,578	(1,803,086)	6,026,634	903,101	(4,271,792)	17,797,435
Share in the net income for the segment	16,942,578	(1,803,086)	2,151,948	505,995	-	17,797,435